SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
2025	$ 1,142,774
2026	1,185,384
2027	1,209,270
2028	1,179,362
2029	1,271,550
Thereafter	8,229,046
Total	$ 14,217,386